Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%